Pensions - Amounts in the Financial statements (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pensions
Fund assets at fair value	£ 48,752	£ 49,746	£ 49,229	£ 34,708	£ 34,359
Present value of fund liabilities	39,607	42,378	43,990	35,152	36,643
Funded status	9,145	7,368	5,239	£ (444)	£ (2,284)
Net assets of schemes in surplus	520	392
Net liabilities of schemes in deficit	(165)	(129)
Retirement benefit liability	355	263	87
Asset ceiling/minimum funding
Pensions
Retirement benefit liability	£ 8,790	£ 7,105	£ 5,326